Net financial expenses/(income) - Disclosure of detailed information about net finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income and other financial income	€ 1,218	€ 1,995	€ 2,678
Financial expenses:
Interest expense and other financial expenses:	1,188	1,248	1,064
Interest expense on notes	596	430	386
Interest expense on borrowings from bank	56	121	59
Other interest cost and financial expenses	536	697	619
Interest on lease liabilities	84	64	63
Write-down and reversals of write-downs of financial assets	27	(88)	128
Net interest expense/(income) on employee benefits provisions	204	211	203
Total Financial expenses	1,503	1,435	1,458
Net expenses from derivative financial instruments and exchange rate differences	66	215	1,178
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,569	1,650	2,636
Net Financial expenses/(income)	€ 351	€ (345)	€ (42)